Taxes - Other taxes (Details)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2022
Disclosure of detailed information about income tax [Line Items]
Nominal income rate		35.00%	35.00%	35.00%
Capital debt ratio		3
Applicable Tax Rate For Fixed Assets	35
Presumptive income tax					0.00%
Percentage Of Industry And Commerce Tax Discount				100.00%
Maximum Percentage of Value-Added Tax Withholding Rate		50.00%
Value Added Tax Rate		19.00%				20.00%
Description of audit benefit terms		Audit benefit: For the fiscal years 2022 and 2023, this Law reduces the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35% or 25% with respect to that income tax return in the last fiscal year.
Free zone tax rate		20.00%
Income tax rate for future years in free zones		15.00%
Percentage of income tax rate for foreign legal entities			0.00%
Percentage of ZOMAC and income from hotel service			15.00%
Percentage of minimum tax rate for publishing companies			9.00%
Percentage of right to discount			30.00%
Maximum deduction rate per year						3.00%
Industry and Commerce Tax Deduction Rate			100.00%
Percentage of dividend tax rate as withholding tax on income						10.00%
Dividend Tax Rate
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate		10.00%
2022
Disclosure of detailed information about income tax [Line Items]
Applicable income tax rate before update				30.00%
2022 | Dividend Tax Rate
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate				10.00%
Nominal income rate		35.00%
Colombia
Disclosure of detailed information about income tax [Line Items]
Presumptive income tax	50.00%
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Nominal income rate		35.00%	35.00%
Ecopetrol Group | Colombia
Disclosure of detailed information about income tax [Line Items]
Income tax rate for future years in free zones		15.00%